2. Summary of Significant Accounting Policies: Investment in Joint Venture (Policies)	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Policies
Investment in Joint Venture

Investment in Joint Venture

The investment in the Joint Venture is accounted for by the Company using the equity method in accordance with FASB ASC 323.  The company current owns fifty percent of the Joint Venture. Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or the Company’s percentage of participation will be reduced by the pro rata percentage that the actual contribution bears to the $2,000,000 requirement. As at June 30, 2018 the Company has contributed $150,000 to the Joint Venture and will make additional payments over the course of the year as follows:

•         $200,000 USD on or before October 15, 2018,

•         $350,000 USD on or before November 30, 2018,

•         $300,000 USD on or before January 30, 2019,

•         $500,000 USD on or before April 1, 2019,

•         The remaining balance of $500,000 USD on or before June 15, 2019

The Joint Venture is currently developing a wide field of view, single lens virtual reality imaging product.  Initially, these products are being designed to be able to be mounted to law enforcement and/or military personnel to record and stream high resolution images to a wifi or Bluetooth network, when required.

Through the Joint Venture, the Company is conducting research and development for the further development of this imaging system for the body/head camera platform. The milestones over the next 12-months are:

•         Design the single lens platform;

•         Develop hardware design and source components;

•         Sign a binding agreement with the imaging sensor provider;

•         Produce working prototype(s); and

•         Get user/client feedback on use cases and user requirements.

Joint Venture Balance sheet at June 30, 2018:

Cash	150,000
Total assets	150,000
Joint Venture’s equity	150,000

There were no operating activities with an impact to the Income Statement or the Statement of Cash Flows of the Joint Venture for the period from June 7, 2018 to June 30, 2018.

Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000

Investment in Joint Venture

The investment in the Joint Venture is accounted for by the Company using the equity method in accordance with FASB ASC 323. The company currently owns fifty percent of the Joint Venture. Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or it will forfeit its interest in the Joint Venture pro rata to funds raised. As at September 30, 2018 the Company has contributed $350,000 ($150,000 as at June 30, 3018) to the Joint Venture and will make additional payments over the course of the year as follows:

•         $350,000 USD on or before November 30, 2018,

•         $300,000 USD on or before January 30, 2019,

•         $500,000 USD on or before April 1, 2019,

•         The remaining balance of $500,000 USD on or before June 15, 2019

The Joint Venture is currently developing a wide field of view, single lens virtual reality imaging product.  Initially, these products are being designed to be able to be mounted to law enforcement and/or military personnel to record and stream high resolution images to a wifi or Bluetooth network, when required.

Through the Joint Venture, the Company is conducting research and development for the further development of this imaging system for the body/head camera platform. The milestones over the next 12-months are:

•         Design the single lens platform;

•         Develop hardware design and source components;

•         Sign a binding agreement with the imaging sensor provider;

•         Produce working prototype(s); and

•         Get user/client feedback on use cases and user requirements.

On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems. This includes a worldwide license for military and law enforcement purposes (the “License”) to use and build products derived from all technology, information, intellectual property and other materials for or relevant to the 360 degree visible and infrared spectrum single lens camera platform, including without limitation, all business plans, technical plans, specifications, templates, demonstration versions, hardware, equipment, software, devices, methods, apparatus, and product designs.  The License is also subject to a five (5%) percent net sales royalty payable to Insight.  The License will allow the Joint Venture to excel in developing a next generation body and head camera that sees behind the user and presents a clear and wide field of view.  The Joint Venture will develop and own additional technology that may include further iterations of this system, and all the related mounting and charging technologies that facilitate its use.

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture (continued)

Joint Venture Balance Sheets

As at September 30, 2018
All figures in USD
Cash and cash equivalents	156,591
Prepaid expenses	20,000
Computers (net of accumulated depreciation of $188)	2,063
Total assets	178,654

Accrued liabilities	24,602
Accrued liabilities – related party	51,067
Total liabilities	75,669
Venturer contributions	350,000
Retained earnings	(247,016)
Venturers’ equity	102,984
Total liabilities and venturers’ equity	178,653

As at June 30, 2018
All figures in USD
Cash and cash equivalents	150,000
Total assets	150,000

Venturers’ equity	150,000

Joint Venture Income Statement

For the three months ended September 30, 2018
All figures in USD
Revenue	-
Expenses:
Research and development	80,000
Management fees	80,000
Consulting fees	15,000
Legal and professional fees	13,448
Marketing expenses	11,267
Meals, entertainment and travel expenses	27,465
Project management expenses	13,413
General and administrative expenses	6,236
Depreciation	188
Net loss	247,017

There were no operating activities with an impact to the Income Statement of the Joint Venture for the period from June 7, 2018 to June 30, 2018.

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture (continued)

Value of Hawkeye Investment in Joint Venture

For the period of May 15, 2018 to June 30, 2018
Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000

For the three months ended September 30, 2018
Investment in Joint Venture as at June 30, 2018	$ 150,000
Cash contributions to Joint Venture by Hawkeye	200,000
Company’s share of the Joint Venture net income for the period	(123,508)
Investment in Joint Venture value as at September 30, 2018	$ 226,492